PAINEWEBBER CASHFUND, INC.                                     SEMIANNUAL REPORT



Dear Shareholder,                                              November 15, 2000

We are pleased to present you with the semiannual report for PaineWebber Cashfund, Inc. (the "Fund") for the six-month period ended September 30, 2000.

MARKET REVIEW
--------------------------------------------------------------------------------
[GRAPHIC]Interest rates continued their rise during this six-month period, as the Federal Reserve (the "Fed") continued to tighten credit. An interest rate hike in March and another on May 16, 2000 brought the Fed Funds rate to 6.5% (the Fed Funds rate is the rate the Fed charges for overnight loans). As a result, rising short-term interest rates swelled yields in almost every sector of the bond market, thus pressuring investors. The bond market began to emerge from these difficult conditions in late spring and yields on the 30-year Treasury began to recover, as the Treasury began buying back shorter-term debt.

     Through May, yields on fixed income securities were at their highest point in years, creating difficulty for both bond and money market funds. Money market funds remained stable compared with other segments of the market because of their concentration on safety and liquidity.

     The last rate increase in May, however, seemed to achieve its desired effect. The economy began to cool to more sustainable growth levels. The prospects for slower growth prompted the Fed to remain neutral this past August and October, and the broad market showed signs of making a recovery.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

PERFORMANCE AND CHARACTERISTICS                         9/30/00        3/31/00
--------------------------------------------------------------------------------
Seven-Day Yield+                                          6.12%         5.49%
Weighted Average Maturity                                54 days       34 days
Net Assets                                            $6.0 billion  $6.1 billion
--------------------------------------------------------------------------------

+ Yields will fluctuate.

PORTFOLIO HIGHLIGHTS

     During this period, the Fund had a weighted average maturity below that of its peer group, helping the Fund weather the difficult market conditions. Even with some positive signs of interest rate stabilization, we continued to monitor general economic uncertainty, especially in light of unpredictable oil prices. We continued to emphasize the highest quality money market instruments among our holdings.


---------------------------------
PAINEWEBBER CASHFUND, INC.

INVESTMENT GOAL:
Principal stability and
current income

PORTFOLIO MANAGER:
Susan P. Ryan
Mitchell Hutchins Asset
Management Inc.

COMMENCEMENT:
May 1, 1978

DIVIDEND PAYMENTS:
Monthly
---------------------------------

SEMIANNUAL REPORT

SECTOR ALLOCATION*                   9/30/00                                     3/31/00
----------------------------------------------------------------------------------------
Commercial Paper                      67.7%   Commercial Paper                    65.3%
U.S. Gov't Obligations                14.5    U.S. Gov't & Agency                 23.1
Short-Term Corporate                   9.7    Short-Term Corporate                 4.6
Bank Obligations                       8.5    Bank Notes                           3.5
Money Market Funds                     0.1    Money Market Funds                   2.5
Liabilities in Excess of Other Assets -0.5    Certificates of Deposit              0.8
                                              Bankers Acceptance                   0.2
----------------------------------------------------------------------------------------
Total                                100.0    Total                              100.0

OUTLOOK
--------------------------------------------------------------------------------

     As we expected, the Fed remained on the sidelines through November's elections. Though we expect a soft landing, with an anticipated slowing to 3.0% to 3.5% in the gross domestic product's annual growth rate in 2001, political, economic or oil market instability could endanger that scenario. If the economy maintains moderate growth, however, we expect that much of the uncertainty in the debt market will subside.

     We will focus on liquidity, high credit quality and portfolio diversity through the coming months to help ensure the Fund continues to meet its goals.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW of a fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor. For additional information, visit us at www.painewebber.com.

Sincerely,

/s/ Brian M. Storms                        /s/ Susan P. Ryan

BRIAN M. STORMS                            SUSAN P. RYAN
Chief Executive Officer and President      Senior Vice President
Mitchell Hutchins                          Mitchell Hutchins
Asset Management Inc.                      Asset Management Inc.
                                           Portfolio Manager,
                                           PaineWebber Cashfund, Inc.

     This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended September 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS                            SEPTEMBER 30, 2000(UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                                                       MATURITY DATES     INTEREST RATES        VALUE
---------                                                                  -------------------- ----------------   -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--14.50%
$ 15,000  U.S. Treasury Bills .........................................          11/09/00            5.203%@       $  14,915,459
  50,000  Federal Farm Credit Bank ....................................    10/02/00 to 10/17/00  6.280 to 6.430@      49,924,195
 100,000  Federal Home Loan Bank ......................................    10/03/00 to 10/04/00  6.653 to 6.683*     100,003,017
  50,000  Federal Home Loan Bank ......................................          10/02/00             6.280@          49,991,278
  77,000  Federal Home Loan Mortgage Corp. ............................          10/03/00             6.553*          77,000,000
  25,000  Federal Home Loan Mortgage Corp. ............................          03/01/01             6.080@          24,362,444
  40,000  Federal National Mortgage Association .......................          10/03/00             6.713*          40,000,000
 507,000  Student Loan Marketing Association ..........................          10/03/00        6.530 to 6.883*     506,869,002
                                                                                                                   -------------
Total U.S. Government and Agency Obligations (cost--$863,065,395) .....                                              863,065,395
                                                                                                                   -------------

DOMESTIC BANK NOTES--8.15%
 265,000  Bank of America N.A. ........................................    12/01/00 to 09/13/01  6.770 to 7.200      265,020,998
  30,000  Comerica Bank ...............................................          10/10/00             6.570           29,993,860
  30,000  Key Bank N.A. ...............................................          11/02/00             6.972           30,002,832
 160,000  LaSalle National Bank N.A. ..................................    10/31/00 to 09/13/01  6.550 to 7.220      159,986,366
                                                                                                                   -------------
Total Domestic Bank Notes (cost--$485,004,056) ........................                                              485,004,056
                                                                                                                   -------------

DOMESTIC CERTIFICATE OF DEPOSIT--0.42%
  25,000  Morgan Guaranty Trust Co. (cost--$25,000,000) ...............          04/16/01             6.800           25,000,000
                                                                                                                   -------------

COMMERCIAL PAPER@--67.67%
ASSET BACKED-AUTO & TRUCK--0.83%
  50,000  New Center Asset Trust ......................................    11/20/00 to 02/14/01  6.490 to 6.500       49,083,911
                                                                                                                   -------------

ASSET BACKED-BANKING--2.97%
 100,000  Atlantis One Funding ........................................    11/01/00 to 02/23/01  6.500 to 6.545       98,753,198
  58,589  Centric Capital Corp. .......................................    10/10/00 to 11/30/00  6.500 to 6.510       58,227,733
  20,000  Woodstreet Funding Corp. ....................................          10/27/00             6.530           19,905,678
                                                                                                                   -------------
                                                                                                                     176,886,609
                                                                                                                   -------------

ASSET BACKED-MISCELLANEOUS--15.89%
  25,000  Asset Securitization Cooperative Corp. ......................          11/09/00             6.490           24,824,229
  85,000  Delaware Funding Corp. ......................................          10/16/00        6.505 to 6.530       84,769,312
 122,084  Enterprise Funding Corp. ....................................    10/16/00 to 11/15/00  6.495 to 6.510      121,200,485
 150,000  Falcon Asset Securitization Corp. ...........................    10/02/00 to 10/23/00  6.500 to 6.530      149,801,125
 223,301  Giro Funding U.S. Corp. .....................................    10/12/00 to 12/13/00  6.490 to 6.540      221,835,202
  35,000  Parthenon Receivables Funding LLC ...........................          10/12/00             6.540           34,930,058
  74,160  Preferred Receivables Funding Corp. .........................    10/12/00 to 10/13/00       6.510           74,005,764
  64,764  Quincy Capital Corp. ........................................    10/05/00 to 10/10/00  6.510 to 6.520       64,694,487
  55,507  Receivables Capital Corp. ...................................    10/11/00 to 11/16/00  6.500 to 6.520       55,276,582
  40,000  Triple-A One Funding ........................................          10/10/00             6.510           39,934,900
  75,000  Variable Funding Capital Corp. ..............................    10/10/00 to 10/17/00       6.510           74,814,646
                                                                                                                   -------------
                                                                                                                     946,086,790
                                                                                                                   -------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                       MATURITY DATES     INTEREST RATES        VALUE
---------                                                                  -------------------- ----------------   -------------
COMMERCIAL PAPER@--(CONTINUED)
AUTO & TRUCK--4.76%
$ 10,000  BMW US Capital Inc. .........................................          10/12/00             6.480%       $   9,980,200
  75,000  Daimler-Chrysler N.A. Holding Corp. .........................          11/14/00             6.500           74,404,166
 120,000  Ford Motor Credit Corp. .....................................    10/05/00 to 10/06/00  6.500 to 6.530      119,900,528
  30,000  General Motors Acceptance Corp. .............................          01/17/01             6.550           29,410,500
  50,000  PACCAR Financial Corp. ......................................    10/25/00 to 11/22/00  6.480 to 6.510       49,707,700
                                                                                                                   -------------
                                                                                                                     283,403,094
                                                                                                                   -------------

BANKING-DOMESTIC--9.74%
  20,000  B.B.V. Finance (Delaware) Inc. ..............................          10/17/00             6.500           19,942,222
  30,000  Bank of America Corp. .......................................          10/10/00             6.640           29,950,200
  40,000  BBL North America Funding Corp. .............................    10/17/00 to 10/19/00  6.490 to 6.510       39,880,750
  40,000  BCI Funding Corp. ...........................................    10/10/00 to 11/07/00       6.490           39,808,906
  20,000  BHF Finance Inc. ............................................          10/20/00             6.510           19,931,283
  25,000  Cariplo Finance (Delaware) Inc. .............................          10/12/00             6.490           24,950,424
   5,700  CBA Finance (Delaware) Inc. .................................          12/12/00             6.460            5,626,356
  25,000  Cregem North America Inc. ...................................          01/11/01             6.560           24,535,333
  45,000  Den Danske Corp. ............................................    10/30/00 to 12/27/00  6.460 to 6.500       44,453,108
 163,128  Fortis Funding LLC ..........................................    10/17/00 to 12/18/00  6.460 to 6.540      161,708,761
  15,000  KFW International Finance Inc. ..............................          10/12/00             6.520           14,970,117
  55,000  Nordbanken North America Inc. ...............................    10/10/00 to 12/07/00  6.470 to 6.490       54,598,196
  50,000  Santander Finance (Delaware) Inc. ...........................          10/30/00             6.520           49,737,389
  50,000  Societe Generale North America Inc. .........................          10/27/00             6.520           49,764,556
                                                                                                                   -------------
                                                                                                                     579,857,601
                                                                                                                   -------------

BROKER-DEALER--7.69%
 105,000  Bear Stearns Companies Inc. .................................    10/02/00 to 12/06/00  6.480 to 6.663*     104,081,366
 100,000  Goldman Sachs Group Inc. ....................................    11/13/00 to 11/16/00       6.500           99,196,528
  30,000  Merrill Lynch & Company Inc. ................................          10/11/00             6.610           29,944,917
  30,000  Morgan Stanley Dean Witter & Co. ............................          10/02/00             6.900*          30,000,000
 195,000  Salomon Smith Barney Holdings Inc. ..........................    10/04/00 to 11/07/00  6.500 to 6.510      194,370,653
                                                                                                                   -------------
                                                                                                                     457,593,464
                                                                                                                   -------------

CHEMICALS--1.30%
  15,000  DuPont (E. I.) deNemours & Co. ..............................          10/12/00             6.480           14,970,300
  63,000  Henkel Corp. ................................................    11/03/00 to 12/15/00  6.470 to 6.490       62,469,693
                                                                                                                   -------------
                                                                                                                      77,439,993
                                                                                                                   -------------

CONSUMER PRODUCTS--1.00%
  30,000  Fortune Brands Inc. .........................................          12/08/00             6.470           29,633,367
  25,000  Gillette Co. ................................................          10/18/00             6.480           24,923,500
   5,158  Procter & Gamble Co. ........................................          10/11/00             6.500            5,148,687
                                                                                                                   -------------
                                                                                                                      59,705,554
                                                                                                                   -------------

DRUGS, HEALTH CARE--1.37%
  30,000  Bayer Corp. .................................................          10/03/00             6.500           29,989,166
  15,000  Glaxo Wellcome Inc. .........................................          11/08/00             6.480           14,897,400
  17,000  Merck & Company Inc. ........................................    10/19/00 to 10/24/00       6.470           16,938,715
  20,000  Pfizer Inc. .................................................          10/11/00             6.480           19,964,000
                                                                                                                   -------------
                                                                                                                      81,789,281
                                                                                                                   -------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                       MATURITY DATES     INTEREST RATES        VALUE
---------                                                                  -------------------- ----------------   -------------
COMMERCIAL PAPER@--(CONTINUED)
ELECTRONICS--1.44%
$ 20,000  Emerson Electric Co. ........................................          12/15/00             6.450%       $  19,731,250
  56,305  Motorola Credit Corp. .......................................    10/10/00 to 10/26/00  6.500 to 6.520       56,121,946
  10,000  Motorola Inc. ...............................................          10/18/00             6.490            9,969,353
                                                                                                                   -------------
                                                                                                                      85,822,549
                                                                                                                   -------------

ENERGY--0.42%
  25,000  Exxon Imperial U.S. Inc. ....................................          10/19/00             6.480           24,919,000
                                                                                                                   -------------

FINANCE--CONDUIT--0.84%
  50,000  Svenska Handelsbanken Inc. ..................................          11/02/00             6.530           49,709,778
                                                                                                                   -------------

FINANCE--CONSUMER--1.66%
  50,000  Household Finance Corp. .....................................          10/11/00             6.490           49,909,861
  50,000  Transamerica Finance Corp. ..................................          02/05/01             6.530           48,848,180
                                                                                                                   -------------
                                                                                                                      98,758,041
                                                                                                                   -------------

FINANCE--DIVERSIFIED--0.25%
  15,000  Associates Corp. of North America ...........................          10/26/00             6.490           14,932,396
                                                                                                                   -------------
FINANCE--INDEPENDENT--0.65%
  40,000  National Rural Utilities Cooperative Finance Corp. ..........    03/13/01 to 03/29/01       6.450           38,774,500
                                                                                                                   -------------
FINANCE--RETAIL--0.25%
  15,000  American Express Credit Co. .................................          10/26/00             6.490           14,932,396
                                                                                                                   -------------
FINANCE--SUBSIDIARY--2.51%
 150,000  Dresdner U.S. Finance .......................................    10/11/00 to 10/17/00  6.495 to 6.500      149,675,139
                                                                                                                   -------------
FOOD & BEVERAGE--1.72%
  29,000  Campbell Soup Co. ...........................................          10/20/00             6.470           28,900,973
  10,000  Coca Cola Co. ...............................................          10/17/00             6.470            9,971,244
  64,000  H.J. Heinz Co. ..............................................    10/12/00 to 11/06/00       6.480           63,652,780
                                                                                                                   -------------
                                                                                                                     102,524,997
                                                                                                                   -------------

INSURANCE--2.08%
 100,000  Prudential Funding Corp. ....................................          10/19/00             6.500           99,675,000
  24,000  Teachers Insurance & Annuity Association of America .........          11/01/00             6.480           23,866,080
                                                                                                                   -------------
                                                                                                                     123,541,080
                                                                                                                   -------------
INSURANCE--PROPERTY/CASUALTY--0.15%
   9,000  A.I. Credit Corp. ...........................................          10/11/00             6.460            8,983,850
                                                                                                                   -------------

MACHINERY--0.27%
  16,280  Caterpillar Financial Services ..............................          10/31/00             6.480           16,192,088
                                                                                                                   -------------

METALS & MINING--2.32%
  15,000  Alcoa Inc. ..................................................          11/10/00             6.480           14,892,000
 123,972  Rio Tinto America Inc. ......................................    10/17/00 to 12/15/00  6.460 to 6.490      122,946,616
                                                                                                                   -------------
                                                                                                                     137,838,616
                                                                                                                   -------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                       MATURITY DATES     INTEREST RATES        VALUE
---------                                                                  -------------------- ----------------   -------------
COMMERCIAL PAPER@--(CONCLUDED)
PRINTING & PUBLISHING--1.53%
$ 77,000  Reed Elsevier USA Inc. ......................................    10/30/00 to 12/08/00  6.470 to 6.480%   $  76,355,532
  15,000  Tribune Co. .................................................          10/20/00             6.510           14,948,463
                                                                                                                   -------------
                                                                                                                      91,303,995
                                                                                                                   -------------

RETAIL-MERCHANDISE--0.83%
  50,000  Wal-Mart Stores Inc. ........................................          11/21/00             6.480           49,541,000
                                                                                                                   -------------

TELECOMMUNICATIONS--5.08%
 100,900  American Telephone & Telegraph ..............................    11/02/00 to 11/08/00  6.480 to 6.530      100,250,211
 162,000  BellSouth Capital Funding Corp. .............................    10/11/00 to 12/20/00  6.460 to 6.480      160,427,750
  12,200  SBC Communications Inc. .....................................          12/05/00             6.470           12,057,480
  30,000  Verizon Global Funding Inc. .................................          12/13/00             6.460           29,607,017
                                                                                                                   -------------
                                                                                                                     302,342,458
                                                                                                                   -------------

TRANSPORTATION SERVICES--0.12%
   7,000  United Parcel Service .......................................          12/01/00             6.480            6,923,140
                                                                                                                   -------------
Total Commercial Paper (cost--$4,028,561,320) .........................                                            4,028,561,320
                                                                                                                   -------------

SHORT-TERM CORPORATE OBLIGATIONS--9.71%
ASSET BACKED-FINANCE--3.36%
 200,000  Beta Finance Inc. ...........................................    10/02/00 to 08/15/01  6.620 to 6.885*     200,000,000
                                                                                                                   -------------

BANKING--1.60%
  65,000  Morgan (J.P.) & Company Inc. ................................    10/10/00 to 10/16/00  6.613 to 6.780*      65,025,282
  30,000  Wells Fargo & Co. ...........................................          10/16/00             6.591*          30,000,000
                                                                                                                   -------------
                                                                                                                      95,025,282
                                                                                                                   -------------

BROKER-DEALER--4.10%
 194,000  Merrill Lynch & Company Inc. ................................     10/06/00 to 10/02/01 6.574 to 7.010*     193,990,954
  50,000  Morgan Stanley Dean Witter & Co. ............................          10/16/00             6.646*          50,000,000
                                                                                                                   -------------
                                                                                                                     243,990,954
                                                                                                                   -------------

ELECTRONICS--0.42%
  25,000  Emerson Electric Co. ........................................          10/04/00             6.570*          25,000,000
                                                                                                                   -------------

FINANCE-INDEPENDENT--0.23%
  14,000  National Rural Utilities Cooperative Finance Corp. ..........          10/20/00             6.710*          14,000,000
                                                                                                                   -------------

Total Short-Term Corporate Obligations (cost--$578,016,236) ...........                                              578,016,236
                                                                                                                   -------------

PAINEWEBBER CASHFUND, INC.

NUMBER OF
 SHARES
  (000)                                                                                              VALUE
---------                                                                                        --------------
MONEY MARKET FUNDS--0.09%
   5,277  AIM Liquid Assets Portfolio ..........................................                 $    5,277,456
     466  AIM Prime Portfolio ..................................................                        465,714
                                                                                                 --------------
Total Money Market Funds (cost--$5,743,170) ....................................                      5,743,170
                                                                                                 --------------
Total Investments (cost--$5,985,390,177 which approximates
  cost for federal income tax purposes)--100.54% ...............................                  5,985,390,177
Liabilities in excess of other assets--(0.54)% .................................                    (32,388,474)
                                                                                                 --------------
Net Assets (applicable to 5,953,914,653 shares outstanding at
$1.00 per share)--100.00% ......................................................                 $5,953,001,703
                                                                                                 ==============

------------------
* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of September 30, 2000 and reset periodically.

@    Interest rates shown are discount rates at date of purchase.


                       Weighted Average Maturity--54 days






                 See accompanying notes to financial statements

PAINEWEBBER CASHFUND, INC.


STATEMENT OF OPERATIONS


                                                                                                  FOR THE
                                                                                             SIX MONTHS ENDED
                                                                                            SEPTEMBER 30, 2000
                                                                                                (UNAUDITED)
                                                                                         --------------------------
INTEREST INCOME ................................................................               $190,897,247
                                                                                               ------------
EXPENSES:
Investment advisory and administration .........................................                 10,416,156
Transfer agency and related services fees ......................................                  5,120,393
Reports and notices to shareholders ............................................                    483,790
Custody and accounting .........................................................                    295,959
Professional Fees ..............................................................                    175,071
Insurance ......................................................................                     67,354
Federal and state registration .................................................                     28,930
Directors' fees ................................................................                      5,250
Other expenses .................................................................                      5,542
                                                                                               ------------
                                                                                                 16,598,445
                                                                                               ------------
NET INVESTMENT INCOME ..........................................................                174,298,802
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS .................................                      4,924
                                                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................               $174,303,726
                                                                                               ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE
                                                                               SIX MONTHS ENDED        FOR THE
                                                                              SEPTEMBER 30, 2000      YEAR ENDED
                                                                                  (UNAUDITED)       MARCH 31, 2000
                                                                              ------------------   ----------------
FROM OPERATIONS:
Net investment income.....................................................       $  174,298,802      $  288,504,017
Net realized gains from investment transactions...........................                4,924              58,356
                                                                              ------------------   ----------------
Net increase in net assets resulting from operations......................          174,303,726         288,562,373
                                                                              ------------------   ----------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.....................................................         (174,298,802)       (288,504,017)
                                                                              ------------------   ----------------
Net decrease in net assets derived from capital share transactions........         (102,392,012)        (57,228,465)
                                                                              ------------------   ----------------
Net decrease in net assets................................................         (102,387,088)        (57,170,109)
NET ASSETS:
Beginning of period.......................................................        6,055,388,791      6,112,558,900
                                                                              ------------------   ----------------
End of period.............................................................       $5,953,001,703     $6,055,388,791
                                                                              ==================   ================


                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber Cashfund, Inc. (the "Fund"), was organized under the laws of Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION AND ACCOUNTING FOR INVESTMENTS--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

     REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Fund's Board of Directors has approved an investment advisory and administration contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), which is a wholly-owned indirect subsidiary of UBS AG, under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, PaineWebber receives compensation from the Fund, computed daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of average daily net assets in excess of $5.5 billion. At September 30, 2000, the Fund owed PaineWebber $1,735,128 in investment advisory and administration fees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber, serves as sub-adviser to the Fund pursuant to a Sub-Advisory Contract between PaineWebber and Mitchell Hutchins. In accordance with the sub-advisory contract, PaineWebber (not the Fund) pays Mitchell Hutchins for sub-advisory services provided.

TRANSFER AGENCY RELATED SERVICE FEES

     PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc., the Fund's transfer agent, and is compensated for these services by PFPC Inc., not the Fund. For the six months ended September 30, 2000, PaineWebber received from PFPC Inc., not the Fund, approximately 56% of the total transfer agency and related service fees collected by PFPC Inc. from the Fund.

OTHER LIABILITIES

     At September 30, 2000, the amounts payable for investments purchased and dividends payable aggregated $49,996,441 and $4,965,604, respectively.

FEDERAL TAX STATUS

     The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

     At March 31, 2000, the Fund had a net capital loss carryforward of $746,604. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire by March, 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

MONEY MARKET FUND INSURANCE BOND

     The Fund obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of the Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the six months ended September 30, 2000, the Fund did not use this insurance bond.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


CAPITAL SHARE TRANSACTIONS

     There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows.

                                                                                  FOR THE            FOR THE YEAR
                                                                               SIX MONTHS ENDED         ENDED
                                                                              SEPTEMBER 30, 2000    MARCH 31, 2000
                                                                              ------------------   ----------------
Shares sold ...............................................................     10,664,682,098      23,824,183,354
Shares repurchased ........................................................    (10,935,026,767)    (24,164,268,560)
Dividends reinvested ......................................................        167,952,657         282,856,741
                                                                              ------------------   ----------------
Net decrease in shares outstanding ........................................       (102,392,012)        (57,228,465)
                                                                              ==================   ================

PAINEWEBBER CASHFUND, INC.


FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                       FOR THE                                FOR THE YEARS ENDED MARCH 31,
                                                  SIX MONTHS ENDED     -------------------------------------------------------------
                                                 SEPTEMBER 30, 2000
                                                     (UNAUDITED)          2000         1999        1998        1997         1996
                                                 --------------------  ---------  -----------   ----------  ----------  -----------
Net asset value, beginning of period ...........      $    1.00        $    1.00    $    1.00   $     1.00  $     1.00  $      1.00
                                                 --------------------  ---------  -----------   ----------  ----------  -----------
Net investment income ..........................         0.0298           0.0486       0.0487       0.0511      0.0482       0.0523
Dividends from net investment income ...........        (0.0298)         (0.0486)     (0.0487)     (0.0511)    (0.0482)     (0.0523)
                                                 --------------------  ---------  -----------   ----------  ----------  -----------
Net asset value, end of period .................       $   1.00         $   1.00     $   1.00   $     1.00  $     1.00  $      1.00
                                                 ====================  =========  ===========   ==========  ==========  ===========
Total investment return(1) .....................           3.02%            4.97%        4.98%        5.23%       4.93%        5.36%
                                                 ====================  =========  ===========   ==========  ==========  ===========
Ratios/Supplemental Data:
Net assets, end of period (000's) ..............    $ 5,953,002      $ 6,055,389  $ 6,112,559   $5,683,262  $5,260,468  $ 5,308,558
Expenses to average net assets .................           0.57%*           0.55%        0.52%        0.56%       0.63%        0.60%
Net investment income to average net assets ....           5.95%*           4.86%        4.86%        5.11%       4.82%        5.24%

--------------------
*    Annualized

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment return is not annualized for the period of less than a year.

--------------------------------------------------------------------------------

DIRECTORS

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms

PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Susan P. Ryan
VICE PRESIDENT

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

SUB-ADVISER AND SUB-ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114






THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

     PAINEWEBBER






     ----------------------------------

     CASHFUND, INC.







     SEMIANNUAL REPORT







     SEPTEMBER 30, 2000






          PAINEWEBBER
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      All rights reserved